UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rivanna Capital, LLC
           -----------------------------------------------------
Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911
           -----------------------------------------------------

Form 13F File Number: 28-(new filer
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Craig F. Colberg
        -------------------------
Title:  Member
        -------------------------
Phone:  434-220-0430
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ /s/ Craig F. Colberg             Charlottesville, VA              2/03/2006
------------------------             -------------------              ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           23
                                         -----------
Form 13F Information Table Value Total:     $157,815
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ARMOR HOLDINGS                 COM              042260109    12342  286356 SH       SOLE    N/A         0 SHARED    0
AFFILIATED MGR GP              COM              008252108     9959  123107 SH       SOLE    N/A         0 SHARED    0
AMERISTAR CASINOS              COM              03070Q101     5979  262601 SH       SOLE    N/A         0 SHARED    0
ALDERWOODS GP                  COM              014383103    10879  682933 SH       SOLE    N/A         0 SHARED    0
CENTURY ALUM CO                COM              156431108     3424  128756 SH       SOLE    N/A         0 SHARED    0
CASH AMERICA                   COM              14754D100    12310  532213 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMER          COM              22025Y407    10966  244228 SH       SOLE    N/A         0 SHARED    0
ENCORE ACQ. CO                 COM              29255W100     3500  109931 SH       SOLE    N/A         0 SHARED    0
ENERGY PTNR LTD                COM              292704105     4514  208213 SH       SOLE    N/A         0 SHARED    0
FIRST CASH FINL SVCS INC       COM              31942D107     8711  299462 SH       SOLE    N/A         0 SHARED    0
GENESIS HEALTHCARE             COM              37184D101     2869   77487 SH       SOLE    N/A         0 SHARED    0
GTECH HLDS CORP                COM              400518106     5709  179472 SH       SOLE    N/A         0 SHARED    0
LAIDLAW INTERNATIONAL          COM              50730R102     6314  270884 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     3281  133381 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     4308   88693 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     6577  272551 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104     8805 1073820 SH       SOLE    N/A         0 SHARED    0
SERV CORP INTERNATIONAL        COM              817565104    11528 1424941 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK COS INC       COM              836151209     4126  371370 SH       SOLE    N/A         0 SHARED    0
SPORTS AUTHORITY               COM              849174109     7517  240247 SH       SOLE    N/A         0 SHARED    0
TAKE-TWO INTER SOFTWARE        COM              874054109     5550  313372 SH       SOLE    N/A         0 SHARED    0
YOUBET.COM INC                 COM              987413101     4325  910686 SH       SOLE    N/A         0 SHARED    0
WIRELESS FACILITIES INC        COM              97653A103     4320   83280 SH       SOLE    N/A         0 SHARED    0